CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Schedule of Commitments - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commitments and guarantees
Commitments	£ 147,875	£ 133,553
Not later than 1 year
Commitments and guarantees
Commitments	109,448	98,419
1 year or over original maturity
Commitments and guarantees
Commitments	38,299	34,945
Mortgage offers made | Not later than 1 year
Commitments and guarantees
Commitments	20,179	12,684
Documentary credits and other short-term trade-related transactions
Commitments and guarantees
Commitments	1	0
Forward asset purchases and forward deposits placed
Commitments and guarantees
Commitments	127	189
Other | Not later than 1 year
Commitments and guarantees
Commitments	£ 89,269	£ 85,735